Employee Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee Benefits

17. Employee Benefits

An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2016		2017
Liability:
Mexico	Ps.	70,073,351	Ps. 84,821,197
Puerto Rico		17,736,616	13,962,128
Brazil		7,222,762	6,276,780
Europe		15,748,433	14,833,840
Ecuador		267,705	403,194

Total		Ps. 111,048,867	Ps. 120,297,139

	For the year ended December 31,
	2015	2016	2017
Net period cost (benefit)
Mexico	Ps. 8,962,953	Ps. 12,281,154	Ps. 11,586,065
Puerto Rico	(455,117)	1,058,131	776,238
Brazil	451,353	633,159	735,855
Austria	260,850	226,447	385,689
Ecuador	58,042	41,380	152,335

Total	Ps. 9,278,081	Ps. 14,240,271	Ps. 13,636,182

a) Defined benefit plans

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2016				2017
	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability
Mexico	Ps. 249,101,141	Ps. (179,871,258)	Ps.	Ps. 69,229,883	Ps. 266,304,948	Ps. (182,539,376)	Ps.	Ps. 83,765,572
Puerto Rico	39,909,853	(22,173,237)		17,736,616	38,711,695	(24,749,567)		13,962,128
Brazil	19,752,908	(20,301,126)	7,083,218	6,535,000	19,369,664	(20,399,661)	6,519,560	5,489,563
Europe	4,366,245			4,366,245	4,554,912			4,554,912

Total	Ps. 313,130,147	Ps. (222,345,621)	Ps. 7,083,218	Ps. 97,867,744	Ps. 328,941,219	Ps. (227,688,604)	Ps. 6,519,560	Ps. 107,772,175

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2015, 2016 and 2017:

	At December 31, 2015
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	309,639,799	Ps.	(242,360,329)	Ps.	6,257,074	Ps.	73,536,544
Current service cost		4,540,925						4,540,925
Interest cost on projected benefit obligation		25,811,047						25,811,047
Expected return on plan assets				(20,710,965)				(20,710,965)
Changes in the asset ceiling during the period and others						601,540		601,540
Past service costs and other		(1,365,096)		118,725				(1,246,371)
Actuarial gain for changes in experience		(27,949)						(27,949)
Actuarial loss from changes in financial assumptions		30,285						30,285

Net period cost	Ps.	28,989,212	Ps.	(20,592,240)	Ps.	601,540	Ps.	8,998,512
Actuarial gain for changes in experience		(2,021,790)						(2,021,790)
Actuarial gain from changes in demographic assumptions		(685,110)						(685,110)
Actuarial gain from changes in financial assumptions		(2,502,344)						(2,502,344)
Changes in the asset ceiling during the period and others						(754,357)		(754,357)
Return on plan assets greater than discount rate				31,026,539				31,026,539

Recognized in other comprehensive income	Ps.	(5,209,244)	Ps.	31,026,539	Ps.	(754,357)	Ps.	25,062,938
Contributions made by plan participants		231,619						231,619
Contributions to the pension plan made by the Company				(2,954,839)				(2,954,839)
Benefits paid		(22,321,686)		22,149,262				(172,424)
Payments to employees		(19,929)						(19,929)
Effect of translation		2,739,958		497,167		(1,281,110)		1,956,015

Others	Ps.	(19,370,038)	Ps.	19,691,590	Ps.	(1,281,110)	Ps.	(959,558)
Balance at the end of the year		314,049,729		(212,234,440)		4,823,147		106,638,436
Less short-term portion		(118,411)						(118,411)

Non-current obligation	Ps.	313,931,318	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,520,025

	At December 31, 2016
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	314,049,729	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,638,436
Current service cost		4,606,856						4,606,856
Interest cost on projected benefit obligation		27,275,363						27,275,363
Expected return on plan assets				(18,972,042)				(18,972,042)
Changes in the asset ceiling during the period and others						875,192		875,192
Past service costs and other				165,851				165,851
Actuarial gain for changes in experience		(28,867)						(28,867)
Actuarial loss from changes in financial assumptions		7,784						7,784

Net period cost	Ps.	31,861,136	Ps.	(18,806,191)	Ps.	875,192	Ps.	13,930,137
Actuarial gain for changes in experience		(20,976,837)						(20,976,837)
Actuarial loss from changes in demographic assumptions		397,985						397,985
Actuarial loss from changes in financial assumptions		1,718,189						1,718,189
Changes in the asset ceiling during the period and others						(754,535)		(754,535)
Return on plan assets greater than discount rate				(4,724,041)				(4,724,041)

Recognized in other comprehensive income	Ps.	(18,860,663)	Ps.	(4,724,041)	Ps.	(754,535)	Ps.	(24,339,239)
Contributions made by plan participants		255,760		(255,760)				—
Contributions to the pension plan made by the Company				(2,756,519)				(2,756,519)
Benefits paid		(25,694,301)		25,517,599				(176,702)
Payments to employees		(525,612)						(525,612)
Effect of translation		12,196,546		(9,086,269)		2,139,414		5,249,691

Others	Ps.	(13,767,607)	Ps.	13,419,051	Ps.	2,139,414	Ps.	1,790,858
Balance at the end of the year		313,282,595		(222,345,621)		7,083,218		98,020,192
Less short-term portion		(152,448)						(152,448)

Non-current obligation	Ps.	313,130,147	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	97,867,744

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2015, 2016 and 2017 was Ps. 160,835, Ps. 200,455 and Ps. 165,884, respectively. The balance of other employee benefits at December 31, 2016 and 2017 was Ps. 843,467 and Ps. 1,055,625 respectively.

In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2015, 2016 and 2017 was Ps. 23,121, Ps. 65,101 and Ps. 93,742, respectively. The balance of employee benefits at December 31, 2016 and 2017 was Ps. 522,221 and Ps. 650,815, respectively.

In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2015, 2016 and 2017 was Ps. 58,042, Ps. 41,380 and Ps. 152,335, respectively. The balance of employee benefits at December 31, 2016 and 2017 was Ps. 267,705 and Ps. 403,194, respectively.

Plan assets are invested in:

	At December 31
	2016			2017
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	30%	4%	65%	37%	6%	61%
Debt instruments	68%	90%	35%	61%	88%	39%
Others	2%	6%	—	2%	6%	—

	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps. 179,871,258 and Ps. 182,539,376 as of December 31, 2016 and 2017, respectively, of which 31.6% and 32.0% during 2016 and 2017, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement of its defined pension plan of Ps. (26,940,226) and Ps. 12,394,617 during 2016 and 2017, respectively, attributable to a change in actuarial assumptions, and also a decline in the fair value of plan investments from December 31, 2016 to December 31, 2017. The increase (decrease) in fair value of the aforementioned related party pension plan investments approximated Ps. 3,071,275 and Ps. (437,663) during the year ended December 31, 2016 and 2017, respectively.

The assumptions used in determining the net period cost were as follows:

	2015				2016				2017
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long-term rate return	4.42%	12.57%	9.20%	1.25% & 2.25%	4.16%	10.84%	10.70%	1.0%, 1.5% & 1.75%	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%
Rate of future salary increases	3.50%	5.00%	4.50%	4.9%, 3.0%& 4.5%	3.50%	4.85%	4.50%	3.0.%, 3.9% & 4.4%	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%
Percentage of increase in health care costs for the coming year	5.70%	11.50%			4.20%	11.35%			3.57%	11.00%
Year to which this level will be maintained	2027				N/A	2017			N/A	2028
Rate of increase of pensions				1.60%				1.60%				1.60%
Employee turnover rate*				0.0%-2.06%				0.0%-1.88%				0.0%-1.72%
*	Depending on years of service

Biometric

Puerto Rico:
Mortality: Disability:	RP 2014, MSS 2017 Tables. 1985 Pension Disability Table

Brazil:
Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero

Austria

Life expectancy in Austria is base on “AVÖ 2008-P- Rechnungsgrundlagen für die Pensionsversicherung-Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience

For the year ended December 31, 2017, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2017 are as follows:

	-100 points		+100 points
Discount rate	Ps.	24,711,314	Ps.	(33,606,469)
Health care cost trend rate	Ps.	(635,289)	Ps.	738,685

Telmex Plans

Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by the employees in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.

Defined benefits plan in Austria

Telekom Austria Group provides defined benefits for certain former employees in Austria. All such employees are retired and were employed prior to 1 January 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. Telekom Austria Group is exposed to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits.

Service awards in Austria

Civil servants and certain employees (together ‘employees’) are eligible to receive service awards. Under these plans, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are eligible to receive four monthly salaries. The compensation is accrued as earned over the period of service, taking into account the employee turnover rate. The risk Telekom Austria Group is exposed to is mainly the risk of development of salary increases and changes of interest rates.

Severance in Austria

Employees starting to work for Telekom Austria Group in Austria on or after 1 January 2003 are covered by a defined contribution plan. Telekom Austria Group paid Ps. 44,217 and Ps. 46,084 (1.53% of the salary) into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG) in 2016 and 2017, respectively.

Severance benefit obligations for employees hired before 1 January 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by Telekom Austria Group or retirement, eligible employees receive severance payments equal to a multiple of their monthly compensation which comprises fixed compensation plus variable elements such as overtime or bonuses. Maximum severance is equal to a multiple of twelve times the eligible monthly compensation. In case of death, the heirs of eligible employees receive 50% of the severance benefits. Telekom Austria Group is exposed to the risk of development of salary increases and changes of interest rates.

b) The defined contribution plans (DCP)

Brazil

Claro makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 3% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.

The unfunded liability represents Claro’s obligation for those participants that migrated from the DBP to the DCP. This liability is being paid over a term of 20 years as of January 1, 1999. Unpaid balances are adjusted monthly based on the yield of the asset portfolio at that date and is increased based on the General Price Index of Brazil plus 6 percentage points per year.

At December 31, 2016 and 2017, the balance of the DCP liability was Ps. 165,541 and Ps. 136,402, respectively.

For the years ended December 31, 2015, 2016 and 2017 the cost (income) of labor were Ps. 198, Ps. (935) and Ps. 374, respectively.

Austria

In Austria, pension benefits generally are provided by the social security system, for employees, and by the government, for civil servants. Telekom Austria Group contributed for its employees 12.55% to social security amounting to Ps. 657,563 and Ps. 667,077 in 2016 and 2017, respectively. Contributions for active civil servants amount to 12.55% and 15.75%. In 2016 and 2017, these contributions to the government amounted to Ps. 836,655 and Ps. 642,080, respectively.

Additionally, Telekom Austria Group sponsors a defined contribution plan for employees of some of its Austrian subsidiaries. Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. The annual expenses for this plan amounted to Ps. 252,368, Ps. 258,891 and Ps. 256,507 in 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017 the liability related to this defined contribution plan amounted to Ps. 130,689 and Ps. 120,892, respectively.

Other countries

For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.

Long-term direct employee benefits

	Balance at December 31, 2015						Applications				Balance at December 31, 2016
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,116,581	Ps.	1,856,606	Ps.	2,210,026	Ps.	(1,832,675)	Ps.	(2,099,039)	Ps.	11,251,499

	Balance at December 31, 2016						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,251,499	Ps.	795,581	Ps.	771,274	Ps.	(2,077,632)	Ps.	(582,686)	Ps.	10,158,036

In 2008, a comprehensive restructuring programme was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring programme also includes social plans for employees whose employments will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2017, new social plans were initiated which provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.